Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Vessels and Equipment
Book value of assets pledged as security	$ 1,421,000		$ 1,421,000		$ 1,493,000
Vessels & equipment - Activity
Vessels and equipment, beginning balance			2,398,434	$ 2,388,615	2,388,615
Additions			74		2,794
Drydock costs			58		19,375
Disposals					(12,350)
Vessels and equipment, ending balance	2,398,566		2,398,566		2,398,434
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance			(826,366)	(727,814)	(727,814)
Accumulated depreciation, disposals					12,350
Accumulated depreciation for the year	(27,748)	$ (28,107)	(55,490)	(55,836)	(110,902)
Accumulated depreciation, ending balance	(881,856)		(881,856)		(826,366)
Accumulated impairment - Activity
Accumulated write down, beginning balance			(79,070)	(29,421)	(29,421)
Depreciation and impairment for the period	(16,384)	$ (49,649)	(16,384)	(49,649)	(49,649)
Accumulated write down, ending balance	(94,454)		(94,454)		(79,070)
Net Vessels - Activity
Net Vessels, beginning balance			1,492,998	$ 1,631,380	1,631,380
Additions			74		2,794
Drydock costs			58		19,375
Depreciation and impairment for the period			(71,874)		(160,551)
Net Vessels, ending balance	$ 1,421,256		$ 1,421,256		$ 1,492,998